FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Interest Rate Risk (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on net income	CAD 0	CAD 0
Impact on other comprehensive income	14	14
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on net income	0	0
Impact on other comprehensive income	9	9
Interest rate risk | Short-term borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on net income	12	6
Impact on other comprehensive income	0	0
Interest rate risk | Senior notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on net income	0	2
Impact on other comprehensive income	0	0
Interest rate risk | Bank credit facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on net income	0	2
Impact on other comprehensive income	CAD 0	CAD 0
Fixed interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent of borrowings	89.50%	91.20%
Cost prior to impairment losses | Floating interest rate | Senior Notes Due 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	CAD 250